Investment Properties - Estimated Service Lives of Investment Properties (Detail)	12 Months Ended
Dec. 31, 2020
Land improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	10 years
Land improvements [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	30 years
Main buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	35 years
Main buildings [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	60 years
Other building facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	4 years
Other building facilities [Member] | Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Estimated service lives	10 years